January 30, 2019

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Advantage Funds, Inc.
-Dreyfus Global Multi-Asset Income Fund
 1933 Act File No.: 33-51061
 1940 Act File No.: 811-07123
 CIK No.: 0000914775

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for the above-referenced fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 155 to the Registration Statement, electronically filed with the Securities and Exchange Commission on January 30, 2019.

Please address any comments or questions to my attention at 412-234-2521.

Sincerely,

/s/ Olivia M. Pollock
Olivia M. Pollock
Analyst/Paralegal